STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Option Valuation Assumptions

A summary of the activity in the Plan follows:

	2012	2011
Expected volatility	37.5% - 37.9%	33.4% - 38.5%
Weighted-average volatility	37.7%	35.9%
Expected dividends	0.00%	0.00%
Expected term (in years)	5	5
Risk-free rate	0.60% - 0.69%	0.91% - 1.49%

Schedule of Stock Option Activity

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	32,330	$19.36
Granted	1,200	3.26
Exercised	—	—
Forfeited or expired	(3,350)	18.74

Outstanding, end of year	30,180	$18.78	4.20	$—

Exercisable, end of year	13,530	$20.42	2.91	$—